Finance Receivables	12 Months Ended
Dec. 31, 2016
OneMain Holdings, Inc. [Member]
Finance Receivables

5. Finance Receivables

Our finance receivable types include personal loans, real estate loans, and retail sales finance as defined below:

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Personal loans - are secured by consumer goods, automobiles, or other personal property or are unsecured, typically non-revolving with a fixed-rate and a fixed, original term of three to six years. At December 31, 2016, we had over 2.2 million personal loans representing $13.6 billion of net finance receivables, compared to 2.2 million personal loans totaling $13.3 billion at December 31, 2015.

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Real estate loans - are secured by first or second mortgages on residential real estate, generally have maximum original terms of 360 months, and are considered non-conforming. Real estate loans may be closed-end accounts or open-end home equity lines of credit and are primarily fixed-rate products. Since we ceased real estate lending in January of 2012, our real estate loans have been in a liquidating status.

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Retail sales finance - include retail sales contracts and revolving retail accounts. Retail sales contracts are closed-end accounts that represent a single purchase transaction. Revolving retail accounts are open-end accounts that can be used for financing repeated purchases from the same merchant. Retail sales contracts are secured by the personal property designated in the contract and generally have maximum original terms of 60 months. Revolving retail accounts are secured by the goods purchased and generally require minimum monthly payments based on the amount financed calculated after the most recent purchase or outstanding balances. Our retail sales finance portfolio is in a liquidating status.

Our finance receivable types also included the SpringCastle Portfolio at December 31, 2015, as defined below:

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SpringCastle Portfolio - included unsecured loans and loans secured by subordinate residential real estate mortgages that were sold on March 31, 2016, in connection with the SpringCastle Interests Sale. The SpringCastle Portfolio included both closed-end accounts and open-end lines of credit. These loans were in a liquidating status and varied in substance and form from our originated loans. Unless we are terminated, we will continue to provide the servicing for these loans pursuant to a servicing agreement, which we service as unsecured loans because the liens are subordinated to superior ranking security interests.

Components of net finance receivables held for investment by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2016
Gross receivables *	$15,405	$-	$142	$12	$15,559
Unearned finance charges and points and fees	(2,062)	-	1	(1)	(2,062)
Accrued finance charges	151	-	1	-	152
Deferred origination costs	83	-	-	-	83
Total	$13,577	$-	$144	$11	$13,732

December 31, 2015
Gross receivables *	$15,353	$1,672	$534	$25	$17,584
Unearned finance charges and points and fees	(2,261)	-	-	(2)	(2,263)
Accrued finance charges	147	31	4	-	182
Deferred origination costs	56	-	-	-	56
Total	$13,295	$1,703	$538	$23	$15,559

*	Gross receivables are defined as follows:

●	Finance receivables purchased as a performing receivable - gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts; additionally, the remaining unearned discount, net of premium established at the time of purchase, is included in both interest bearing and precompute accounts to reflect the finance receivable balance at its initial fair value;

●	Finance receivables originated subsequent to the OneMain Acquisition and the Fortress Acquisition (as defined below) - gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts;

●	Purchased credit impaired finance receivables - gross finance receivables equal the remaining estimated cash flows less the current balance of accretable yield on the purchased credit impaired accounts; and

●	TDR finance receivables - gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts; additionally, the remaining unearned discount, net of premium established at the time of purchase, is included in both interest bearing and precompute accounts previously purchased as a performing receivable.

At December 31, 2016 and 2015, unused lines of credit extended to customers by the Company totaled $4 million and $397 million, respectively. The unused lines of credit at December 31, 2015, were primarily attributable to the SpringCastle Portfolio.

GEOGRAPHIC DIVERSIFICATION

Geographic diversification of finance receivables reduces the concentration of credit risk associated with economic stresses in any one region. The largest concentrations of net finance receivables were as follows:

December 31,	2016		2015*
(dollars in millions)	Amount	Percent	Amount	Percent

Texas	$1,196	9%	$1,202	8%
North Carolina	1,112	8	1,370	9
Pennsylvania	825	6	961	6
California	813	6	939	6
Ohio	660	5	780	5
Virginia	623	5	714	5
Illinois	599	4	670	4
Georgia	586	4	660	4
Florida	579	4	657	4
Indiana	539	4	584	4
South Carolina	508	4	571	4
Other	5,692	41	6,451	41
Total	$13,732	100%	$15,559	100%

*	December 31, 2015 concentrations of net finance receivables are presented in the order of December 31, 2016 state concentrations.

CREDIT QUALITY INDICATOR

We consider the delinquency status of our finance receivables as our primary credit quality indicator. We monitor delinquency trends to manage our exposure to credit risk. When finance receivables are 60 days past due, we consider them delinquent and transfer collections management of these accounts to our centralized operations, as these accounts are considered to be at increased risk for loss. At 90 days or more past due, we consider our finance receivables to be nonperforming.

The following is a summary of net finance receivables held for investment by type and by number of days delinquent:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2016
Net finance receivables:
Performing
Current	$12,920	$-	$102	$11	$13,033
30-59 days past due	174	-	9	-	183
60-89 days past due	130	-	4	-	134
Total performing	13,224	-	115	11	13,350
Nonperforming
90-179 days past due	349	-	8	-	357
180 days or more past due	4	-	21	-	25
Total nonperforming	353	-	29	-	382
Total	$13,577	$-	$144	$11	$13,732

December 31, 2015
Net finance receivables:
Performing
Current	$12,777	$1,588	$486	$22	$14,873
30-59 days past due	170	49	13	-	232
60-89 days past due	127	26	19	-	172
Total performing	13,074	1,663	518	22	15,277
Nonperforming
90-179 days past due	217	39	7	1	264
180 days or more past due	4	1	13	-	18
Total nonperforming	221	40	20	1	282
Total	$13,295	$1,703	$538	$23	$15,559

We accrue finance charges on revolving retail finance receivables up to the date of charge-off at 180 days past due. Our revolving retail finance receivables that were more than 90 days past due and still accruing finance charges at December 31, 2016 and at December 31, 2015 were immaterial. Our personal loans and real estate loans do not have finance receivables that were more than 90 days past due and still accruing finance charges.

PURCHASED CREDIT IMPAIRED FINANCE RECEIVABLES

Our purchased credit impaired finance receivables consist of receivables purchased as part of the following transactions:

●	OneMain Acquisition - effective November 1, 2015, we acquired personal loans (the “OM Loans”), some of which were determined to be credit impaired.

●	Ownership interest acquired by FCFI Acquisition LLC, an affiliate of Fortress (the “Fortress Acquisition”) - we revalued our assets and liabilities based on their fair value at the date of the Fortress Acquisition, November 30, 2010, in accordance with purchase accounting and adjusted the carrying value of our finance receivables (the “FA Loans”) to their fair value.

At December 31, 2015, our purchased credit impaired finance receivables also included the SpringCastle Portfolio, which was purchased as part of the following transaction:

●	Joint venture acquisition of the SpringCastle Portfolio (the “SCP Loans”) - on April 1, 2013, we acquired a 47% equity interest in the SCP Loans, some of which were determined to be credit impaired on the date of purchase. On March 31, 2016, we sold the SpringCastle Portfolio in connection with the SpringCastle Interests Sale described in Note 2.

We report the carrying amount (which initially was the fair value) of our purchased credit impaired finance receivables in net finance receivables, less allowance for finance receivable losses or in finance receivables held for sale as discussed below.

At December 31, 2016 and 2015, finance receivables held for sale totaled $153 million and $793 million, respectively. See Note 7 for further information on our finance receivables held for sale, which include purchased credit impaired finance receivables, as well as TDR finance receivables. Therefore, we are presenting the financial information for our purchased credit impaired finance receivables and TDR finance receivables combined for finance receivables held for investment and finance receivables held for sale in the tables below.

Information regarding our purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans	SCP Loans	FA Loans (a)	Total

December 31, 2016
Carrying amount, net of allowance	$324	$-	$70	$394
Outstanding balance (b)	444	-	107	551
Allowance for purchased credit impaired finance receivable losses	29	-	8	37

December 31, 2015
Carrying amount, net of allowance	$652	$350	$89	$1,091
Outstanding balance	911	482	136	1,529
Allowance for purchased credit impaired finance receivable losses	-	-	12	12

(a)	Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
December 31,	2016	2015

Carrying amount	$54	$59
Outstanding balance	83	89

(b)	Outstanding balance is defined as UPB of the loans with a net carrying amount.

The allowance for purchased credit impaired finance receivable losses at December 31, 2016 and 2015, reflected the net carrying value of the purchased credit impaired FA Loans being higher than the present value of the expected cash flows.

Changes in accretable yield for purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans	SCP Loans	FA Loans	Total

Year Ended December 31, 2016
Balance at beginning of period	$151	$375	$66	$592
Accretion (a)	(69)	(16)	(7)	(92)
Other (b)	(23)	-	-	(23)
Reclassifications from nonaccretable difference (c)	-	-	12	12
Transfers due to finance receivables sold	-	(359)	(11)	(370)
Balance at end of period	$59	$-	$60	$119

Year Ended December 31, 2015
Balance at beginning of period	$-	$452	$54	$506
Additions from OneMain Acquisition	166	-	-	166
Accretion (a)	(15)	(77)	(8)	(100)
Reclassifications from nonaccretable difference (c)	-	-	20	20
Balance at end of period	$151	$375	$66	$592

Year Ended December 31, 2014
Balance at beginning of period	$-	$426	$773	$1,199
Accretion (a)	-	(97)	(75)	(172)
Reclassifications from nonaccretable difference (c)	-	123	19	142
Transfers due to finance receivables sold	-	-	(663)	(663)
Balance at end of period	$-	$452	$54	$506

(a)	Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Accretion	$5	$6	$13

(b)	Other reflects a measurement period adjustment in the first quarter of 2016 based on a change in the expected cash flows in the purchase credit impaired portfolio related to the OneMain Acquisition. The measurement period adjustment created a decrease of $23 million to the beginning balance of the OM Loans accretable yield.

(c)	Reclassifications from nonaccretable difference represents the increases in accretable yield resulting from higher estimated undiscounted cash flows.

TROUBLED DEBT RESTRUCTURED FINANCE RECEIVABLES

Information regarding TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

December 31, 2016
TDR gross finance receivables (b)	$151	$-	$133	$284
TDR net finance receivables	152	-	134	286
Allowance for TDR finance receivable losses	69	-	11	80

December 31, 2015
TDR gross finance receivables (b)	$46	$14	$200	$260
TDR net finance receivables	46	13	201	260
Allowance for TDR finance receivable losses	17	4	34	55

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

December 31, 2016
TDR gross finance receivables	$-	$89	$89
TDR net finance receivables	-	90	90

December 31, 2015
TDR gross finance receivables	$2	$92	$94
TDR net finance receivables	2	92	94

(b)	As defined earlier in this Note.

As of December 31, 2016, we had no commitments to lend additional funds on our TDR finance receivables.

TDR average net receivables held for investment and held for sale and finance charges recognized on TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2016
TDR average net receivables	$95	$-	$175	$270
TDR finance charges recognized	12	-	11	23

Year Ended December 31, 2015
TDR average net receivables (b)	$35	$12	$198	$245
TDR finance charges recognized	3	1	11	15

Year Ended December 31, 2014
TDR average net receivables	$17	$5	$957	$979
TDR finance charges recognized	2	1	48	51

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2016
TDR average net receivables	$1	$102	$103
TDR finance charges recognized	-	6	6

Year Ended December 31, 2015
TDR average net receivables (a)	$2	$91	$93
TDR finance charges recognized	-	5	5

Year Ended December 31, 2014
TDR average net receivables (b)	$-	$250	$250
TDR finance charges recognized	-	5	5

(a)	TDR personal loan average net receivables held for sale for 2015 reflect a three-month average since the personal loans were transferred to finance receivables held for sale on September 30, 2015.

(b)	TDR real estate loan average net receivables held for sale for 2014 reflect a five-month average since the real estate loans were transferred to finance receivables held for sale on August 1, 2014.

(b)	TDR personal loan average net receivables for 2015 reflect a two-month average for OneMain’s TDR average net receivables.

The impact of the transfers of finance receivables held for investment to finance receivables held for sale and the subsequent sales of finance receivables held for sale during the first half of 2014 was immaterial since the loans were transferred and sold within the same months.

Information regarding the new volume of the TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2016
Pre-modification TDR net finance receivables	$211	$1	$16	$228
Post-modification TDR net finance receivables:
Rate reduction	$194	$1	$16	$211
Other (b)	12	-	1	13
Total post-modification TDR net finance receivables	$206	$1	$17	$224
Number of TDR accounts	29,435	157	364	29,956

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$48	$7	$21	$76
Post-modification TDR net finance receivables:
Rate reduction	$31	$6	$17	$54
Other (b)	12	-	5	17
Total post-modification TDR net finance receivables	$43	$6	$22	$71
Number of TDR accounts	8,425	721	385	9,531

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$18	$10	$215	$243
Post-modification TDR net finance receivables:
Rate reduction	$10	$10	$158	$178
Other (b)	6	-	46	52
Total post-modification TDR net finance receivables	$16	$10	$204	$230
Number of TDR accounts	4,213	1,155	2,385	7,753

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2016
Pre-modification TDR net finance receivables	$-	$5	$5
Post-modification TDR net finance receivables	$-	$5	$5
Number of TDR accounts	174	122	296

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$1	$6	$7
Post-modification TDR net finance receivables	$1	$7	$8
Number of TDR accounts	162	113	275

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$-	$6	$6
Post-modification TDR net finance receivables	$-	$7	$7
Number of TDR accounts	-	94	94

(b)	“Other” modifications primarily include forgiveness of principal or interest.

Net finance receivables held for investment and held for sale that were modified as TDR finance receivables within the previous 12 months and for which there was a default during the period to cause the TDR finance receivables to be considered nonperforming (90 days or more past due) were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2016
TDR net finance receivables (b) (c)	$24	$-	$3	$27
Number of TDR accounts	3,693	19	61	3,773

Year Ended December 31, 2015
TDR net finance receivables (b)	$8	$2	$3	$13
Number of TDR accounts	1,655	147	46	1,848

Year Ended December 31, 2014
TDR net finance receivables (b)	$1	$1	$33	$35
Number of TDR accounts	141	53	524	718

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2016
TDR net finance receivables	$2
Number of TDR accounts	30

Year Ended December 31, 2015
TDR net finance receivables	$1
Number of TDR accounts	17

Year Ended December 31, 2014
TDR net finance receivables	$3
Number of TDR accounts	49

(b)	Represents the corresponding balance of TDR net finance receivables at the end of the month in which they defaulted.

(c)	TDR SpringCastle Portfolio loans for the year ended December 31, 2016 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the combined table above.